Federated Hermes International Growth Fund
Portfolio of Investments
February 28, 2023 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—97.3%
		Argentina—1.8%
28,399	[1]	Globant SA	$4,688,107
6,393	[1]	Mercadolibre, Inc.	7,799,460
		TOTAL	12,487,567
		Australia—1.5%
420,508		Northern Star Resources Ltd.	2,962,728
179,164		Wisetech Global Ltd.	7,559,125
		TOTAL	10,521,853
		Belgium—1.3%
24,023	[1]	Argenx SE, ADR	8,792,899
		Brazil—2.5%
1,340,109	[1]	3R Petroleum Oleo e Gas S.A.	9,319,804
478,997		Intelbras SA Industria de Telecomunicacao Eletronica Brasilerira	2,591,942
495,286		Localiza Rent A Car SA	5,249,486
		TOTAL	17,161,232
		Canada—2.1%
279,705	[1]	Aritzia, Inc.	8,515,167
11,394	[1]	Lululemon Athletica, Inc.	3,523,025
309,266	[1]	Spartan Delta Corp.	2,808,212
		TOTAL	14,846,404
		Chile—1.1%
84,480		Sociedad Quimica Y Minera de Chile, ADR	7,497,600
		China—8.9%
750,981	[1]	Alibaba Group Holding Ltd.	8,252,188
785,400		Ganfeng Lithium Group Co. Ltd.	5,470,502
354,900		Hangzhou Tigermed Consulting Co. Ltd.	4,093,634
89,228	[1]	JD.com, Inc.	1,984,015
436,474	[1]	Meituan	7,541,523
1,259,200		Nari Technology Development Co. Ltd.	4,760,769
427,044		Tencent Holdings Ltd.	18,764,984
737,957	[1]	WuXi Biologics (Cayman), Inc.	5,146,535
3,880,000		Zijin Mining Group Co. Ltd.	5,909,801
		TOTAL	61,923,951
		Denmark—3.6%
258,478	[1]	Alk-Abello A/S	3,846,514
125,263	[1]	Genmab A/S, ADR	4,704,878
116,803		Novo Nordisk A/S, ADR	16,468,055
		TOTAL	25,019,447
		Finland—0.9%
133,834		Neste Oyj	6,448,369
		France—4.4%
115,328		Dassault Systemes SA	4,453,793
14,019		LVMH Moet Hennessy Louis Vuitton SA	11,671,349
14,940		Sartorius Stedim Biotech	4,863,233
28,000	[1]	SES-imagotag SA	3,536,237
24,747		Teleperformance	6,423,415
		TOTAL	30,948,027

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—1.8%
17,804		MTU Aero Engines AG	$4,302,509
7,088		Rational AG	4,706,381
33,989		SAP SE, ADR	3,868,628
		TOTAL	12,877,518
		Hong Kong—1.2%
774,237		AIA Group Ltd.	8,203,003
		India—2.7%
139,655		HDFC Bank Ltd., ADR	9,446,264
344,928		Reliance Industries Ltd.	9,686,361
		TOTAL	19,132,625
		Indonesia—0.5%
6,608,000		PT Bank Central Asia	3,790,903
		Ireland—2.4%
840,132		AIB Group PLC	3,594,629
38,234	[1]	ICON PLC	8,626,737
65,813		Kingspan Group PLC	4,282,959
		TOTAL	16,504,325
		Israel—2.1%
48,296	[1]	CyberArk Software Ltd.	6,991,812
23,657	[1]	Solaredge Technologies, Inc.	7,521,033
		TOTAL	14,512,845
		Italy—4.3%
860,219		Davide Campari-Milano NV	9,636,926
287,321		FinecoBank Banca Fineco SPA	4,966,686
476,735		Infrastrutture Wireless Italiane SPA	5,245,526
304,115		Tenaris S.A., ADR	10,038,836
		TOTAL	29,887,974
		Japan—16.2%
463,200		Daiichi Sankyo Co. Ltd.	14,568,937
121,900		Denso Corp.	6,479,998
41,300		GMO Payment Gateway, Inc.	3,382,388
82,241		Hoya Corp.	8,134,563
177,100		Internet Initiative Japan, Inc.	3,541,499
31,217		Keyence Corp.	13,451,588
39,612		Lasertec Corp.	6,444,343
508,908		Olympus Corp.	8,573,039
1,070,400	[1]	Renesas Electronics Corp.	13,944,449
2,087,100		Resona Holdings, Inc.	11,495,222
18,972		SMC Corp.	9,599,476
638,800		Tokio Marine Holdings, Inc.	13,560,199
		TOTAL	113,175,701
		Netherlands—4.2%
76,813	[1]	Alfen Beheer B.V.	6,183,161
24,398		ASML Holding N.V., ADR	15,071,377
76,693		Heineken NV	7,822,664
		TOTAL	29,077,202
		Nigeria—0.6%
3,040,793		Airtel Africa PLC	4,408,743
		Norway—2.0%
240,092		Aker BP ASA	6,421,207

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Norway—continued
174,397		Kongsberg Gruppen ASA	$7,255,699
		TOTAL	13,676,906
		Poland—1.4%
115,259	[1]	Dino Polska SA	9,624,801
		Saudi Arabia—0.2%
1,750,998	[1]	Americana Restaurants International PLC	1,656,441
		Singapore—3.0%
812,288		DBS Group Holdings Ltd.	20,605,652
		South Africa—1.1%
830,898		Gold Fields Ltd.	7,545,819
		South Korea—4.7%
32,828		Ecopro BM Co., Ltd.	4,112,029
154,162		Korea Aerospace Industry	5,243,972
44,665		Samsung SDI Co. Ltd.	23,430,985
		TOTAL	32,786,986
		Spain—0.7%
77,914		Viscofan Industria Navarra De Envolturas Celulosicas SA	4,989,263
		Sweden—0.7%
211,899	[1]	Xvivo Perfusion AB	4,621,042
		Switzerland—6.2%
156,067		Alcon, Inc.	10,650,012
4,348		Barry Callebaut AG	8,649,187
121,647		Nestle S.A.	13,693,452
36,570		Sika AG	10,213,447
		TOTAL	43,206,098
		Taiwan—2.1%
167,000		MediaTek, Inc.	3,930,590
662,000		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	10,974,672
		TOTAL	14,905,262
		Thailand—1.2%
4,183,300	[1]	Airports of Thailand Public Co. Ltd.	8,611,000
		United Kingdom—9.9%
131,588		Ashtead Group PLC	8,701,523
375,088		AstraZeneca PLC, ADR	24,448,236
1,001,156		Burford Capital Ltd.	8,159,421
589,696		Compass Group PLC	13,598,744
63,957	[1]	Endava PLC, ADR	5,087,140
270,586		Entain PLC	4,413,959
71,226		InterContinental Hotels Group PLC	4,797,831
		TOTAL	69,206,854
		TOTAL COMMON STOCKS (IDENTIFIED COST $563,309,212)	678,654,312
		INVESTMENT COMPANY—2.5%
17,761,431		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.61%[2] (IDENTIFIED COST $17,757,304)	17,761,431
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $581,066,516)	696,415,743
		OTHER ASSETS AND LIABILITIES - NET—0.2%[3]	1,328,713
		TOTAL NET ASSETS—100%	$697,744,456

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 5/31/2022	$7,886,930	$30,904,393	$38,791,323
Purchases at Cost	$16,758,875	$140,773,834	$157,532,709
Proceeds from Sales	$(24,645,805)	$(153,925,183)	$(178,570,988)
Change in Unrealized Appreciation/Depreciation	$—	$1,901	$1,901
Net Realized Gain/(Loss)	$—	$6,486	$6,486
Value as of 2/28/2023	$—	$17,761,431	$17,761,431
Shares Held as of 2/28/2023	—	17,761,431	17,761,431
Dividend Income	$17,117	$445,543	$462,660
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

Non-income-producing security.

7-day net yield.

Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2023, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$193,524,571	$485,129,741	$—	$678,654,312
Investment Company	17,761,431	—	—	17,761,431
TOTAL SECURITIES	$211,286,002	$485,129,741	$—	$696,415,743
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt